Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Fair Value Of Derivative Financial Instruments [Abstract]
Summary of Characteristics and Fair Value of Derivative Instruments

The main characteristics and the fair value of these derivatives as of December 31, 2017, 2018 and 2019 are as follows:

	Notional amount (millions)		Hedge start date	Rate	Floor	CAP 1	CAP 2	Due date	Fair value as of December 31, 2017
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	January 2021	Ps.	16,442
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	February 2021		16,753
Scotiabank	Ps.	2,200.0	April 2016	TIIE 28	4.05%	5.75%	6.75%	February 2021		37,577
HSBC	Ps.	1,500.0	May 2017	7.21%	—	—	—	March 2022		36,043
Total									Ps.	106,815

	Notional amount (millions)		Hedge start date	Rate	Floor	CAP 1	CAP 2	Due date	Fair value as of December 31, 2018
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	January 2021	Ps.	25,572
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	February 2021		26,369
Scotiabank	Ps.	2,200.0	April 2016	TIIE 28	4.05%	5.75%	6.75%	February 2020		24,257
HSBC	Ps.	1,500.0	May 2017	7.21%	—	—	—	March 2022		60,259
Total									Ps.	136,457